Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
in EUR million 2021 2020
Trading liabilities 27,113 32,709
Non-trading derivatives 2,120 1,629
Designated at fair value through profit or loss 41,808 48,444
71,041 82,781

Schedule of trading liabilities by type	Trading liabilities by type in EUR million 2021 2020 Equity securities 322 191 Debt securities 753 577 Funds on deposit 7,513 6,204 Derivatives 18,525 25,737 27,113 32,709
Summary of non-trading derivatives by type
Non-trading derivatives
Non-trading derivatives by type
in EUR million 2021 2020
Derivatives used in:
-

fair value hedges
270 444
-

cash flow hedges
485 230
-

hedges of net investments in foreign operations
88 98
Other non-trading derivatives 1,278 857
2,120 1,629

Summary of designated as at fair value through trofit or loss by type	Designated at fair value through profit or loss by type in EUR million 2021 2020 Debt securities 6,065 6,276 Funds entrusted 35,513 41,911 Subordinated liabilities 230 258 41,808 48,444